Cost of Sales - Disclosure of Production Expenses (Detail) - Cost of sales [member] - ARS ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of expenses by nature [line items]
Fees and compensation for services	$ 151,673,784	$ 47,113,221	$ 34,397,004
Salaries, wages and social security charges	2,086,896,570	1,481,271,792	1,080,334,612
Transport and travelling expenses	88,214,842	58,832,563	41,562,188
Data processing	8,356,653	5,019,037	3,043,006
Taxes, contributions and commissions	167,772,786	118,499,467	94,746,427
Depreciation	636,340,748	496,276,064	321,218,289
Preservation and maintenance costs	1,094,651,627	804,883,164	594,298,917
Communications	9,918,041	8,257,581	6,307,361
Leases	24,714,188	24,086,042	9,799,723
Employee benefits	48,680,437	32,901,197	25,540,733
Water, natural gas and energy services	3,667,657	2,556,005	1,501,884
Freight	1,094,050,471	525,926,147	543,209,855
Thermal energy	1,487,981,855	1,169,019,254	937,692,064
Insurance	22,216,570	17,342,955	12,476,569
Packaging	372,470,018	344,022,485	267,066,779
Electrical power	957,781,503	764,384,506	508,408,065
Contractors	739,133,948	555,180,078	398,542,270
Tolls	3,983,187	9,914,218	4,162,335
Canon	11,143,956	8,379,420	22,870,512
Security	80,169,951	58,181,906	40,943,623
Others	160,202,812	108,624,318	89,340,022
Total	$ 9,250,021,604	$ 6,640,671,420	$ 5,037,462,238